Note 29 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Line Items [Line Items]
Trade and other receivables	$ 7,511	$ 20,448
Cash at bank and in hand	1,939	10,970	28
Total	9,450	31,418	28
Loans and borrowings	21,762	20,015	8,001
Trade and other payables	13,268	5,878	186
Finance leases payable	578	240
Total	$ 35,608	$ 26,133	$ 8,187